Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 2,188,096	₩ 14,312,641
Investments in joint ventures, carrying amount	9,255	41,472
Investments in associates and joint ventures	₩ 2,197,351	₩ 14,354,113	₩ 13,385,264
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Turkey
Joint ventures, Ownership (%)		50.00%
Investments in joint ventures, carrying amount		₩ 15,071
Investments in associates and joint ventures		₩ 15,071	15,921
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	49.00%	49.00%
Investments in joint ventures, carrying amount	₩ 7,255	₩ 13,342
Investments in associates and joint ventures	₩ 7,255	₩ 13,342	22,880
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)		50.00%
Investments in joint ventures, carrying amount		₩ 5,850
Investments in associates and joint ventures		₩ 5,850	7,961
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)		50.00%
Investments in joint ventures, carrying amount		₩ 1,600
Investments in associates and joint ventures		₩ 1,600	1,646
Techmaker GMBH [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Germany
Joint ventures, Ownership (%)		50.00%
Investments in joint ventures, carrying amount		₩ 5,609
Investments in associates and joint ventures		₩ 5,609
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	48.20%
Investments in joint ventures, carrying amount	₩ 2,000
Investments in associates and joint ventures	₩ 2,000
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 793,754	₩ 555,133
Investments in associates and joint ventures	₩ 793,754	₩ 555,133	568,459
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 339,976	₩ 323,294
Investments in associates and joint ventures	₩ 339,976	₩ 323,294	311,552
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 349,866	₩ 314,930
Investments in associates and joint ventures	₩ 349,866	₩ 314,930	294,756
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		54.90%
Investments in associates, carrying amount		₩ 53,010
Investments in associates and joint ventures		₩ 53,010	60,305
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		28.40%
Investments in associates, carrying amount		₩ 43,190
Investments in associates and joint ventures		₩ 43,190	42,127
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 19,156	₩ 15,700
Investments in associates and joint ventures	₩ 19,156	₩ 15,700	14,342
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 86,301	₩ 41,579
Investments in associates and joint ventures	₩ 86,301	₩ 41,579	43,997
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 15,343	₩ 14,043
Investments in associates and joint ventures	₩ 15,343	₩ 14,043	14,904
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		20.10%
Investments in associates, carrying amount		₩ 12,251,861
Investments in associates and joint ventures		₩ 12,251,861	11,425,325
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,004	₩ 13,930
Investments in associates and joint ventures	₩ 14,004	₩ 13,930	13,698
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)		30.00%
Investments in associates, carrying amount		₩ 30,063
Investments in associates and joint ventures		₩ 30,063	31,269
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 348,782	₩ 311,990
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 43,789	₩ 39,723
Investments in associates and joint ventures	₩ 43,789	₩ 39,723	40,016
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.10%	23.30%
Investments in associates, carrying amount	₩ 60,261	₩ 62,248
Investments in associates and joint ventures	₩ 60,261	₩ 62,248	63,469
Content Wavve Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		30.00%
Investments in associates, carrying amount		₩ 75,803
Investments in associates and joint ventures		₩ 75,803	83,640
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		49.90%
Investments in associates, carrying amount		₩ 11,969
Investments in associates and joint ventures		₩ 11,969	13,620
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	33.30%	33.30%
Investments in associates, carrying amount	₩ 2,208	₩ 6,449
Investments in associates and joint ventures	₩ 2,208	₩ 6,449
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.10%	43.50%
Investments in associates, carrying amount	₩ 26,474	₩ 25,536
Investments in associates and joint ventures	₩ 26,474	₩ 25,536
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 12,525	₩ 10,902
Investments in associates and joint ventures	₩ 12,525	₩ 10,902
NANOXIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Israel
Associates, Ownership (%)		5.60%
Investments in associates, carrying amount		₩ 28,484
Investments in associates and joint ventures		₩ 28,484
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	17.80%	17.80%
Investments in associates, carrying amount	₩ 3,052	₩ 3,585
Investments in associates and joint ventures	₩ 3,052	₩ 3,585
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		21.40%
Investments in associates, carrying amount		₩ 13,469
Investments in associates and joint ventures		13,469	6,459
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 72,605	65,750
Investments in associates and joint ventures	₩ 72,605	₩ 65,750	₩ 58,884